Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 – Income Taxes

For the three months ended June 30, 2021 and 2020, the effective income tax rates were 22.60% and 25.20%, respectively; and for the six months ended June 30, 2021 and 2020, the effective income tax rates were 542.94% and 25.28%, respectively.

The effective income tax rates differ from the federal statutory rate of 21% primarily due to the effect of state income taxes, share-based compensation and expenses not deductible for income tax purposes.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in the United Sates. The CARES Act contains several tax provisions, including modifications to the NOL and business interest limitations as well as a technical correction to the recovery period for qualified improvement property. The Company has evaluated these provisions in the CARES Act and does not expect a material impact to its tax provision, except for the 80% of taxable income limitation in the future on the utilization of the Company’s NOLs.

The Company does not currently anticipate any significant increase or decrease of the total amount of unrecognized tax benefits within the next twelve months.

None of the Company’s U.S. federal or state income tax returns are currently under examination by the Internal Revenue Service (the “IRS”) or state authorities. However, fiscal years 2017 and later remain subject to examination by the IRS and respective states.

Note 10 – Income Taxes

The income tax benefits consisted of the following:

Current
Federal	$-	$-
State	34,951	(858)
Sub-total	34,951	(858)

Deferred
Federal	(813,189)	(149,308)
State	(23,314)	6,264
Sub-total	(836,503)	(143,044)
Total income tax	$(801,552)	$(143,902)

For the years ended December 31, 2020 and 2019, the effective income tax rate of (61.1%) and 18.4%, respectively, differs from the federal statutory rate of 21% primarily due to the effect of state income taxes, expenses not deductible for income tax purposes and recognition of benefits accruing due to start-up costs of the Company incurred for the period prior to the Business Combination. The Company’s effective income tax rate reconciliation is as follows.

	December 31,
	2020	2019
Federal statutory rate	21.00%	21.00%
Permanent items	48.70%	(2.71)%
State and local taxes, net of federal taxes	1.91%	(0.85)%
Deferred rate changes	0.08%	0.03%
Amortizable start-up costs and other	(132.77)%	0.93%
	(61.08)%	18.40%

The components of the Company’s net deferred tax (liabilities)/assets consisted of the following at:

	December 31,
	2020	2019
Inventory capitalization	$2,100	$2,300
Allowance for doubtful accounts	107,400	107,400
Accrued expenses	110,400	138,100
Charitable contribution	-	5,300
Net operating loss carryforward	613,700	1,814,300
Accumulated depreciation	(2,428,200)	(2,330,900)
Deferred revenue	1,027,200	526,800
Start-up costs	1,667,200	-
Deferred tax assets, net	$1,099,800	$263,300

As of December 31, 2020, the Company had $2,922,474 in federal net operating losses (“NOL”), all remaining from 2019 and accordingly available to offset future taxable income indefinitely however, these NOLs are subject to an 80% of taxable income limitation for all periods after January 1, 2021. It is possible that Internal Revenue Code (IRC) Section 382 may apply to these losses and limit their ability to be used in future periods. The analysis thereof has not yet been performed.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in the United Sates. The CARES Act contains several tax provisions, including modifications to the NOL and business interest limitations as well as a technical correction to the recovery period for qualified improvement property. The Company has evaluated these provisions in the CARES Act and does not expect a material impact to its tax provision, except for the 80% of taxable income limitation in the future on the utilization of the Company’s NOLs.

The Business Combination consummated on November 20, 2020 was treated as a double-merger for tax reporting purposes. For tax purposes, Onyx will file a short period final return for the year ended November 20th, 2020 and the Company will file a full calendar year return for the year ending December 31, 2020. For purposes of Section 382 of the Internal Revenue Code, the Company expects that all tax attributes will continue to be available as more than 50% of its equity continued to be held by the original shareholders of Onyx.

The Company does not currently anticipate any significant increase or decrease of the total amount of unrecognized tax benefits within the next twelve months.

None of the Company’s U.S. federal or state income tax returns are currently under examination by the Internal Revenue Service (the “IRS”) or state authorities. However, fiscal years 2017 and later remain subject to examination by the IRS and respective states.